Provision for Income Taxes - Expiration of Tax Credit Carryforwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 95
Later Tax Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	10
Unlimited Tax Credit Loss Carryforwards [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforwards	$ 85